SCHEDULE OF COMPONENTS OF DEFERRED TAX (Details) - USD ($)	Aug. 31, 2025	Feb. 28, 2025	Feb. 29, 2024
Income Tax Disclosure [Abstract]
Net operating loss carried forward	$ 1,719,091	$ 1,324,025	$ 1,022,704
Deferred tax assets, gross	292,245	225,084	173,860
Valuation allowance	(292,245)	(225,084)	(173,860)
Deferred tax assets, net of valuation allowance